Acquisitions and Divestitures	9 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the nine months ended December 31, 2021 and 2022. The Company and its subsidiaries recognized a bargain purchase gain

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f

¥
1,018

million associated with two of its acquisitions for the nine months ended December 31, 2022. The bargain purchase gain could possibly be adjusted because the purchase price allocation has not been completed as of December 31, 2022.
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2021 and 2022 amounted to ¥26,105 million and ¥26,872 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2021 mainly consisted of ¥749 million in Corporate Financial Services and Maintenance Leasing segment, ¥3,895 million in Environment and Energy segment, ¥15,733 million in ORIX USA segment and ¥5,691 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2022 mainly consisted of ¥183 million in Corporate Financial Services and Maintenance Leasing segment, ¥137 million in Real Estate segment, ¥2,367 million in PE Investment and Concession segment, ¥15,675 million in Environment and Energy segment, ¥4,113 million in ORIX USA segment and ¥4,415 million in Asia and Australia segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2021 and 2022 amounted to ¥19,632 million and ¥18,283 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2021 mainly consisted of ¥678 million in Corporate Financial Services and Maintenance Leasing segment, ¥3,932 million in Environment and Energy segment, ¥9,427 million in ORIX USA segment and ¥5,560 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2022 mainly consisted of ¥183 million in Corporate Financial Services and Maintenance Leasing segment, ¥2,367 million in PE Investment and Concession segment and ¥15,675 million in Environment and Energy segment.